JMJ Financial convertible notes payable (Details) (USD $)	Jun. 30, 2014	Mar. 06, 2014	Dec. 09, 2013	Sep. 26, 2013	Jul. 01, 2013
JMJ Financial convertible notes payable
Company borrowed from JMJ Financial pursuant to an unsecured convertible promissory note			$ 50,000	$ 50,000	$ 75,000
The terms of the JMJ Financial note provided for no interest charge for no of days			90	90	90
Interest charge on JMJ Financial note			12.00%	12.00%	12.00%
Interest was added to the face value of the note			6,960	6,960	10,440
Note has an original issue discount			10.00%	10.00%	10.00%
Closing and due diligence fee of the amount advanced			6.00%	6.00%	6.00%
Interest added to the face value of the note on the amount advanced			8,000	8,000	12,000
The note is convertible into common stock at any time, at the holder's option, equal to the lesser of $0.65 or 60% of the lowest trade pricein no of days prior to conversion			25	25	25
On January 7, 2014, January 21, 2014, February 10, 2014 and February 27, 2014 amount borrowed amounting to $97,440, was converted into common shares (in shares)	1,045,179
Funds borrowed on September 26, 2013 converted into common shares (in shares)				721,778
Funds of $50,000 borrowed on December 9, 2013 amounting to a total of $64,960, was repaid before the once-off interest charge came into effect		58,000
JMJ may make further advances under the promissory note up to a gross amount		275,000
Original issue discount of 10% on further advances		25,000
Net proceeds of further advances		$ 250,000
The promissory note also requires payment of a closing and due diligence fee equal to the percentage of the amount of each advance.		6.00%